OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Miscellaneous assets [abstract]
Details of other financial assets explanatory
	Thousands of U.S. dollars
	2017	2018
Other non-current receivables (*)	11,125	13,232
Non-current guarantees and deposits	49,097	51,838
Total non-current	60,222	65,070
Other current receivables	805	272
Current guarantees and deposits	1,005	619
Total current	1,810	891
Total	62,032	65,961